Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY

13. EQUITY

On February 8, 2016, a Share Exchange Agreement (“Share Exchange Agreement”) was entered into by and among the Company, BriVision, Euro-Asia Investment & Finance Corp. Limited, a company incorporated under the laws of Hong Kong Special Administrative Region of People’s Republic of China (“Euro-Asia”), being the owners of record of 164,387,376 (52,336,000 pre-stock split) shares of Common Stock of the Company, and the owners of record of all of the issued share capital of BriVision (the “BriVision Stock”). Pursuant to the Share Exchange Agreement, upon surrender by the BriVision Shareholders and the cancellation by BriVision of the certificates evidencing the BriVision Stock as registered in the name of each BriVision Shareholder, and pursuant to the registration of the Company in the register of members maintained by BriVision as the new holder of the BriVision Stock and the issuance of the certificates evidencing the aforementioned registration of the BriVision Stock in the name of the Company, the Company should issue 166,273,921(52,936,583 pre-stock split) shares (the “Acquisition Stock”) (subject to adjustment for fractionalized shares as set forth below) of the Company’s Common Stock to the BriVision Shareholders (or their designees), and 163,159,952 (51,945,225 pre-stock split) shares of the Company’s Common Stock owned by Euro-Asia should be cancelled and retired to treasury. The Acquisition Stock collectively should represent 79.70% of the issued and outstanding Common Stock of the Company immediately after the Closing, in exchange for the BriVision Stock, representing 100% of the issued share capital of BriVision in a reverse merger, or the Merger. Pursuant to the Merger, all of the issued and outstanding shares of BriVision’s Common Stock were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921(52,936,583 pre-stock split) shares of Company’s Common Stock and BriVision became a wholly owned subsidiary, of the Company. The holders of Company’s Common Stock as of immediately prior to the Merger held an aggregate of 205,519,223 (65,431,144 pre-stock split) shares of Company’s Common Stock, Because of the exchange of the BriVision Stock for the Acquisition Stock (the “Share Exchange”), BriVision became a wholly owned subsidiary (the “Subsidiary”) of the Company and there was a change of control of the Company following the closing.  There were no warrants, options or other equity instruments issued in connection with the share exchange agreement.

On February 17, 2016, pursuant to the 2016 Equity Incentive Plan (the “2016 Plan”), 157,050 (50,000 pre-stock split) shares were granted to the employees.

On March 21, 2016, the Board of Directors of the Company approved an amendment to Articles of Incorporation to effect a forward split at a ratio of 1 to 3:141 (the “Forward Stock Split”) and increase the number of our authorized shares of Common Stock, par value $0.001 per share, to 360,000,000, which was effective on April 8, 2016.

On May 6, 2016, the Company and BioLite Taiwan agreed to amend the BioLite Collaborative Agreement, through entry into the Milestone Payment Agreement, whereby the Company has agreed to issue shares of Common Stock of the Company, at the price of $1.60 per share, for an aggregate number of 562,500 shares, as part of the Company’s first installation of payment pursuant to the Milestone Payment. The shares issuance was completed in June 2016. On August 26, 2016, the Company issued 1,468,750 shares (“Shares”) of the Company’s Common Stock, par value $0.001 (the “Offering”) to BioLite Taiwan pursuant to a certain Stock Purchase Agreement dated August 26, 2016 (the “SPA”). The Shares are exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Regulation S of the Securities Act promulgated thereunder. The purchase price per share of the Offering is $1.60. The net proceeds to the Company from the Offering are approximately $2,350,000. Pursuant to the BioLite Collaborative Agreement, BriVision should pay a total of $100,000,000 in cash or stock of the Company with equivalent value according to the milestone achieved. The agreement requires that 6.5% of total payment, $6,500,000 shall be made upon the first IND submission which was submitted in March 2016. In February 2017, the Company remitted this amount to BioLite with $650,000 in cash and $5,850,000 in the form of newly issued shares of the Company’s Common Stock, at the price of $2.0 per share, for an aggregate number of 2,925,000 shares. Upon the consummation of the restructuring transaction between the Company and BioLite on February 8, 2019, the Company’s Common Stock held by BioLite Taiwan was accounted for treasury stocks in the statement of equity (deficit). On February 8, 2019, after the Merger, the Company issued 74,997,546 shares to the shareholders of BioLite and 29,561,231 shares to the shareholders of BioKey.

On May 3, 2019, the Company filed a Certificate of Amendment with the Secretary of State of Nevada, which was effective May 8, 2019 upon its receipt of the written notice from Financial Industry Regulatory Authority (“FINRA”). Pursuant to the Certificate of Amendment, the Company effectuated a 1-for-18 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value, whereby 318,485,252 outstanding shares of the Company’s common stock were exchanged for 17,693,625 shares of the Company’s Common Stock.

On October 1, 2016, the Company entered into a consulting agreement with Kazunori Kameyama (“Kameyama”) for the provision of services related to the clinical trials and other administrative work, public relation work, capital raising, trip coordination, In consideration for providing such services, the Company agreed to indemnify the consultant in an amount of $150 per hour in cash up to $3,000 per month, and issue to Kameyama the Company’s Common Stock at $1.00 per share for any amount exceeding $3,000. The Company’s stocks shall be calculated and issued in December every year. On November 21, 2020, the Company entered into an agreement with Kameyama, pursuant to which the Company granted and issued 24,694 stock options to Kameyama related to unpaid consulting fees of $49,388 (see Note 14).

On July 24, 2017, BriVision entered into a collaborative agreement (the “BioFirst Collaborative Agreement”) with BioFirst (See Note 3). On September 25, 2017, BioFirst has delivered all research, technical, data and development data to BriVision, and the Company has recorded the full amount of $3,000,000 due to BioFirst. On June 30, 2019, the Company entered into a Stock Purchase Agreement with BioFirst, pursuant to which the Company agreed to issue 428,571 shares of the Company’s common stock to BioFirst in consideration for $3,000,000 owed by the Company to BioFirst. These common shares were issued during the year ended December 31, 2019.

During the year ended December 31, 2019, the Company entered into service agreements with Euro-Asia Investment & Finance Corp Ltd. (a related party), Ever Adventure inv. (Formosa) Consultant Co., Ltd., New Eastern Asia (a related party), and Kimho Consultants Co., Ltd. (a related party) for the maintenance of the listing in the U.S. stock exchange market, investor relations, and business development. Pursuant to the agreements, the Company issued 644,972 shares of the Company’s common stock for the consulting service from July 2019 to July 2024 for the service fee of $4,514,800 in aggregate, and recorded as stock subscription receivable. As of March 31, 2022 and December 31, 2021, stock subscription receivable was $2,031,660 and $2,257,400, respectively.

In August, 2019, the Company entered into several Conversion Agreements to all creditors that are listed under below table of “due to related parties” in consideration for a total of $4,872,340 owed by the Company to various creditors based on outstanding loan agreements. Under the Conversion Agreements, creditor agrees to convert the amount of debt into the Company’s common stock at a price of $7.00 per share.

	Amount of Debt Converted	Number of Shares Issued

Lion Arts Promotion Inc	$97,864	13,981
LionGene Corporation	428,099	61,157
BioFirst Corporation	2,902,911	414,702
AsiaGene Corporation	160,000	22,858
YuanGene Corporation	92,690	13,242
The Jiangs	1,190,776	170,111
Total	$4,872,340	696,051

On March 12, 2020, the board of directors of the Company approved and adopted an amendment to the Company’s Articles of Incorporation, to increase the authorized shares of its common stock, par value $0.001 per share, from 20,000,000 to 100,000,000 shares.

On July 8, 2020, the Company entered an agreement with View Trade Securities Inc. (“ViewTrade”) to engage ViewTrade as the placement agent and the Company’s advisor/consultant with respect to its ongoing capital events. Pursuant to the agreement, the Company agreed to pay View Trade 60,000 restricted common shares of the Company and 60,000 warrants to purchase common shares of the Company at an exercise price of $6 per share for a period of 5 years with cashless exercise provision. As of December 31, 2020, the Company has issued 60,000 shares of common stock to ViewTrade for the consulting fee with an estimated value of $135,000. The warrants were never issued and the parties mutually agreed to terminate the agreement on November 19, 2020.

Pursuant to the termination agreement, the Company issued 50,000 shares of the Company’s common stock at a price of $5 per share as a termination fee on June 29, 2021, of which 6,000 shares were issued to WallachBeth Capital LLC (“WallachBeth”). In January 2021, WallachBeth entered into a consulting agreement with the Company pursuant to which the Company engaged WallachBeth to conduct due diligence and research work with respect to the Company. On June 29, 2021, WallachBeth was issued 6,000 shares of common stock as compensation for those services.

Also on November 19, 2020, the Company and ViewTrade agreed to a new Advisory agreement under which ViewTrade was engaged to provide advisory services only. In addition to a retainer fee, the Company agreed to issue 200,000 warrants, with an exercise price of $2.25, an industry standard cashless exercise provision, and a term of 5 years from November 19, 2020.

During the year ended December 31, 2020, the Company entered into a consulting agreement with a service provider for consulting and advisory services, pursuant to which the Company agreed to pay the service fee by issuing 50,000 shares of unrestricted common shares, valued at the closing price of $2.9 per share on the grant date. These shares have been issued during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company received aggregated capital contributions of $7,615,331 in cash from 45 investors through private placements of the sale of the Company’s common stock for the purchase price of $2.25 per share and a free warrant attached with each common stock purchased. In December 2020, 3,384,615 shares of the Company’s common stock have been issued.

During the year ended December 31, 2020, the Company entered into consulting agreements with four service providers for consulting and advisory services, pursuant to which the Company agreed to pay the service fee by issuing 521,887 shares of unrestricted common shares, valued at the closing price from $2 to $3.68 per share on the grant date. These shares have been issued in October and December 2020.

As of March 31, 2022, the Company issued aggregated common shares of 915,856 to six previous note holders, who had converted their outstanding principals and accrued and unpaid interests, including the debt conversion to the following:

a.	Keypoint converted the aggregated amount of $292,826 at the conversion price of $1.84 on April 5, 2020, in exchange for 159,145 shares of the Company’s common stock, and warrants to purchase 159,145 shares of the Company’s common stock.

b.	Odaira converted the aggregated amount of $284,036 at the conversion price of $1.84 on April 5, 2020, in exchange for 154,368 shares of the Company’s common stock, and warrants to purchase 154,368 shares of the Company’s common stock.

c.	C.L.L. converted the aggregated amount of $289,974 at the conversion price of $1.78 on April 20, 2020, in exchange for 162,908 shares of the Company’s common stock, and warrants to purchase 162,908 shares of the Company’s common stock.

d.	KLS converted the aggregated amount of $225,222 at the conversion price of $1.78 on April 20, 2020, in exchange for 126,530 shares of the Company’s common stock, and warrants to purchase 126,530 shares of the Company’s common stock.

e.	Yu and Wei converted the aggregated amount of $354,722 at the conversion price of $1.84 on April 5, 2020, in exchange for 192,784 shares of the Company’s common stock, and warrants to purchase 192,784 shares of the Company’s common stock.

f.	KSL converted the aggregated amount of $270,272 at the conversion price of $2.25 on November 9, 2020, in exchange for 120,121 shares of the Company’s common stock, and warrants to purchase 120,121 shares of the Company’s common stock.

See Note 7 for more details in connection with the above debt conversion.

In July 2021, 1,111,112 shares of the Company’s common stock and warrants were issued pursuant to the conversion of convertible promissory note of $2,500,000 entered in October 2020 (see Note 7).

On August 5, 2021, the Company closed its public offering (the “Public Offering”) of 1,100,000 units (the “Units”), with each Unit consisting of one share of the Company’s common stock, one Series A warrant (the “Series A Warrants”) to purchase one share of common stock at an exercise price equal to $6.30 per share, exercisable until the fifth anniversary of the issuance date, and one Series B warrant (the “Series B Warrants,” and together with the Series A Warrants, the “Public Warrants”) to purchase one share of common stock at an exercise price equal to $10.00 per share, exercisable until the fifth anniversary of the issuance date; the exercise price of the Public Warrants are subject to certain adjustment and cashless exercise provisions as described therein. The Company completed the Public Offering pursuant to its registration statement on Form S-1 (File No. 333-255112), originally filed with the Securities and Exchange Commission (the “SEC”) on April 8, 2021 (as amended, the “Original Registration Statement”), that the SEC declared effective on August 2, 2021 and the registration statement on Form S-1 (File No. 333-258404) that was filed and automatically effective on August 4, 2021 (the “S-1MEF,” together with the Original Registration Statement, the “Registration Statement”). The Units were priced at $6.25 per Unit, before underwriting discounts and offering expenses, resulting in gross proceeds of $6,875,000. In August 2021, 2,354,145 shares of the Company’s common stock were issued for gross proceeds of $6,875,000, before placement agent fees and legal fees of $850,429.

In November 2021, the Company received $4,244,452 in gross proceeds from the exercise of warrants issued in the Company’s August 3, 2021, public offering of securities. Investors exercised a total of 673,405 Series A warrants at a price of $6.30 per share and 200 Series B warrants at a price of $10 per share. Pursuant to these exercises, the Company issued an aggregate of 673,605 shares of Common Stock.

In November 2021, the Company entered into consulting agreements with service providers for consulting and advisory services, pursuant to which the Company agreed to pay the service fee amounted $1,478,590 by issuing 316,934 shares of unrestricted common shares, valued at the closing price from $2.31 to $6.3 per share on the grant date. These shares have been issued during the year ended December 31, 2021.

In January 2022, the Company agreed to pay the deferred service fees related to Public Offering amounted $4,296,763 by issuing 1,306,007 shares of unrestricted common shares, valued at $3.29 per share on the grant date. These shares have been issued as of March 31, 2022.

In March 2022, the Company issued 75,000 common shares to BarLew Holdings, LLC for consulting and advisory services amounted to $169,500, valued at $2.26 per share.

13. EQUITY

On February 8, 2016, a Share Exchange Agreement (“Share Exchange Agreement”) was entered into by and among the Company, BriVision, Euro-Asia Investment & Finance Corp. Limited, a company incorporated under the laws of Hong Kong Special Administrative Region of People’s Republic of China (“Euro-Asia”), being the owners of record of 164,387,376 (52,336,000 pre-stock split) shares of Common Stock of the Company, and the owners of record of all of the issued share capital of BriVision (the “BriVision Stock”). Pursuant to the Share Exchange Agreement, upon surrender by the BriVision Shareholders and the cancellation by BriVision of the certificates evidencing the BriVision Stock as registered in the name of each BriVision Shareholder, and pursuant to the registration of the Company in the register of members maintained by BriVision as the new holder of the BriVision Stock and the issuance of the certificates evidencing the aforementioned registration of the BriVision Stock in the name of the Company, the Company should issue 166,273,921(52,936,583 pre-stock split) shares (the “Acquisition Stock”) (subject to adjustment for fractionalized shares as set forth below) of the Company’s Common Stock to the BriVision Shareholders (or their designees), and 163,159,952 (51,945,225 pre-stock split) shares of the Company’s Common Stock owned by Euro-Asia should be cancelled and retired to treasury. The Acquisition Stock collectively should represent 79.70% of the issued and outstanding Common Stock of the Company immediately after the Closing, in exchange for the BriVision Stock, representing 100% of the issued share capital of BriVision in a reverse merger, or the Merger. Pursuant to the Merger, all of the issued and outstanding shares of BriVision’s Common Stock were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921(52,936,583 pre-stock split) shares of Company’s Common Stock and BriVision became a wholly owned subsidiary, of the Company. The holders of Company’s Common Stock as of immediately prior to the Merger held an aggregate of 205,519,223 (65,431,144 pre-stock split) shares of Company’s Common Stock, Because of the exchange of the BriVision Stock for the Acquisition Stock (the “Share Exchange”), BriVision became a wholly owned subsidiary (the “Subsidiary”) of the Company and there was a change of control of the Company following the closing.  There were no warrants, options or other equity instruments issued in connection with the share exchange agreement.

On February 17, 2016, pursuant to the 2016 Equity Incentive Plan (the “2016 Plan”), 157,050 (50,000 pre-stock split) shares were granted to the employees.

On March 21, 2016, the Board of Directors of the Company approved an amendment to Articles of Incorporation to effect a forward split at a ratio of 1 to 3:141 (the “Forward Stock Split”) and increase the number of our authorized shares of Common Stock, par value $0.001 per share, to 360,000,000, which was effective on April 8, 2016.

On May 6, 2016, the Company and BioLite Taiwan agreed to amend the BioLite Collaborative Agreement, through entry into the Milestone Payment Agreement, whereby the Company has agreed to issue shares of Common Stock of the Company, at the price of $1.60 per share, for an aggregate number of 562,500 shares, as part of the Company’s first installation of payment pursuant to the Milestone Payment. The shares issuance was completed in June 2016. On August 26, 2016, the Company issued 1,468,750 shares (“Shares”) of the Company’s Common Stock, par value $0.001 (the “Offering”) to BioLite Taiwan pursuant to a certain Stock Purchase Agreement dated August 26, 2016 (the “SPA”). The Shares are exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Regulation S of the Securities Act promulgated thereunder. The purchase price per share of the Offering is $1.60. The net proceeds to the Company from the Offering are approximately $2,350,000. Pursuant to the BioLite Collaborative Agreement, BriVision should pay a total of $100,000,000 in cash or stock of the Company with equivalent value according to the milestone achieved. The agreement requires that 6.5% of total payment, $6,500,000 shall be made upon the first IND submission which was submitted in March 2016. In February 2017, the Company remitted this amount to BioLite with $650,000 in cash and $5,850,000 in the form of newly issued shares of the Company’s Common Stock, at the price of $2.0 per share, for an aggregate number of 2,925,000 shares. Upon the consummation of the restructuring transaction between the Company and BioLite on February 8, 2019, the Company’s Common Stock held by BioLite Taiwan was accounted for treasury stocks in the statement of equity (deficit). On February 8, 2019, after the Merger, the Company issued 74,997,546 shares to the shareholders of BioLite and 29,561,231 shares to the shareholders of BioKey.

On May 3, 2019, the Company filed a Certificate of Amendment with the Secretary of State of Nevada, which was effective May 8, 2019 upon its receipt of the written notice from Financial Industry Regulatory Authority (“FINRA”). Pursuant to the Certificate of Amendment, the Company effectuated a 1-for-18 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value, whereby 318,485,252 outstanding shares of the Company’s common stock were exchanged for 17,693,625 shares of the Company’s Common Stock.

On October 1, 2016, the Company entered into a consulting agreement with Kazunori Kameyama (“Kameyama”) for the provision of services related to the clinical trials and other administrative work, public relation work, capital raising, trip coordination, In consideration for providing such services, the Company agreed to indemnify the consultant in an amount of $150 per hour in cash up to $3,000 per month, and issue to Kameyama the Company’s Common Stock at $1.00 per share for any amount exceeding $3,000. The Company’s stocks shall be calculated and issued in December every year. On November 21, 2020, the Company entered into an agreement with Kameyama, pursuant to which the Company granted and issued 24,694 stock options to Kameyama related to unpaid consulting fees of $49,388 (see Note 14).

On July 24, 2017, BriVision entered into a collaborative agreement (the “BioFirst Collaborative Agreement”) with BioFirst (See Note 3). On September 25, 2017, BioFirst has delivered all research, technical, data and development data to BriVision, and the Company has recorded the full amount of $3,000,000 due to BioFirst. On September 30, 2019, the Company entered into a Stock Purchase Agreement with BioFirst, pursuant to which the Company agreed to issue 428,571 shares of the Company’s common stock to BioFirst in consideration for $3,000,000 owed by the Company to BioFirst. These common shares were issued during the year ended December 31, 2019.

During the year ended December 31, 2019, the Company entered into service agreements with Euro-Asia Investment & Finance Corp Ltd. (a related party), Ever Adventure inv. (Formosa) Consultant Co., Ltd., New Eastern Asia (a related party), and Kimho Consultants Co., Ltd. (a related party) for the maintenance of the listing in the U.S. stock exchange market, investor relations, and business development. Pursuant to the agreements, the Company issued 644,972 shares of the Company’s common stock for the consulting service from July 2019 to July 2024 for the service fee of $4,514,800 in aggregate, and recorded as stock subscription receivable. As of December 31, 2021 and 2020, stock subscription receivable was $2,257,400 and $3,160,360, respectively.

In August, 2019, the Company entered into several Conversion Agreements to all creditors that are listed under below table of “due to related parties” in consideration for a total of $4,872,340 owed by the Company to various creditors based on outstanding loan agreements. Under the Conversion Agreements, creditor agrees to convert the amount of debt into the Company’s common stock at a price of $7.00 per share.

	Amount of Debt Converted	Number of Shares Issued

Lion Arts Promotion Inc	$97,864	13,981
LionGene Corporation	428,099	61,157
BioFirst Corporation	2,902,911	414,702
AsiaGene Corporation	160,000	22,858
YuanGene Corporation	92,690	13,242
The Jiangs	1,190,776	170,111
Total	$4,872,340	696,051

On March 12, 2020, the board of directors of the Company approved and adopted an amendment to the Company’s Articles of Incorporation, to increase the authorized shares of its common stock, par value $0.001 per share, from 20,000,000 to 100,000,000 shares.

On July 8, 2020, the Company entered an agreement with View Trade Securities Inc. (“ViewTrade”) to engage ViewTrade as the placement agent and the Company’s advisor/consultant with respect to its ongoing capital events. Pursuant to the agreement, the Company agreed to pay View Trade 60,000 restricted common shares of the Company and 60,000 warrants to purchase common shares of the Company at an exercise price of $6 per share for a period of 5 years with cashless exercise provision. As of December 31, 2020, the Company has issued 60,000 shares of common stock to ViewTrade for the consulting fee with an estimated value of $135,000. The warrants were never issued and the parties mutually agreed to terminate the agreement on November 19, 2020.

Pursuant to the termination agreement, the Company issued 50,000 shares of the Company’s common stock at a price of $5 per share as a termination fee on June 29, 2021, of which 6,000 shares were issued to WallachBeth Capital LLC (“WallachBeth”). In January 2021, WallachBeth entered into a consulting agreement with the Company pursuant to which the Company engaged WallachBeth to conduct due diligence and research work with respect to the Company. On June 29, 2021, WallachBeth was issued 6,000 shares of common stock as compensation for those services.

Also on November 19, 2020, the Company and ViewTrade agreed to a new Advisory agreement under which ViewTrade was engaged to provide advisory services only. In addition to a retainer fee, the Company agreed to issue 200,000 warrants, with an exercise price of $2.25, an industry standard cashless exercise provision, and a term of 5 years from November 19, 2020.

During the year ended December 31, 2020, the Company entered into a consulting agreement with a service provider for consulting and advisory services, pursuant to which the Company agreed to pay the service fee by issuing 50,000 shares of unrestricted common shares, valued at the closing price of $2.9 per share on the grant date. These shares have been issued during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company received aggregated capital contributions of $7,615,331 in cash from 45 investors through private placements of the sale of the Company’s common stock for the purchase price of $2.25 per share and a free warrant attached with each common stock purchased. In December 2020, 3,384,615 shares of the Company’s common stock have been issued.

During the year ended December 31, 2020, the Company entered into consulting agreements with four service providers for consulting and advisory services, pursuant to which the Company agreed to pay the service fee by issuing 521,887 shares of unrestricted common shares, valued at the closing price from $2 to $3.68 per share on the grant date. These shares have been issued in October and December 2020.

During the year ended December 31, 2020, the Company issued aggregated common shares of 915,856 to six previous note holders, who had converted their outstanding principals and accrued and unpaid interests, including the debt conversion to the following:

a.	Keypoint converted the aggregated amount of $292,826 at the conversion price of $1.84 on April 5, 2020, in exchange for 159,145 shares of the Company’s common stock, and warrants to purchase 159,145 shares of the Company’s common stock.

b.	Odaira converted the aggregated amount of $284,036 at the conversion price of $1.84 on April 5, 2020, in exchange for 154,368 shares of the Company’s common stock, and warrants to purchase 154,368 shares of the Company’s common stock.

c.	C.L.L. converted the aggregated amount of $289,974 at the conversion price of $1.78 on April 20, 2020, in exchange for 162,908 shares of the Company’s common stock, and warrants to purchase 162,908 shares of the Company’s common stock.

d.	KLS converted the aggregated amount of $225,222 at the conversion price of $1.78 on April 20, 2020, in exchange for 126,530 shares of the Company’s common stock, and warrants to purchase 126,530 shares of the Company’s common stock.

e.	Yu and Wei converted the aggregated amount of $354,722 at the conversion price of $1.84 on April 5, 2020, in exchange for 192,784 shares of the Company’s common stock, and warrants to purchase 192,784 shares of the Company’s common stock.

f.	KSL converted the aggregated amount of $270,272 at the conversion price of $2.25 on November 9, 2020, in exchange for 120,121 shares of the Company’s common stock, and warrants to purchase 120,121 shares of the Company’s common stock.

See Note 7 for more details in connection with the above debt conversion.

In July 2021, 1,111,112 shares of the Company’s common stock and warrants were issued pursuant to the conversion of convertible promissory note of $2,500,000 entered in October 2020 (see Note 7).

On August 5, 2021, the Company closed its public offering (the “Public Offering”) of 1,100,000 units (the “Units”), with each Unit consisting of one share of the Company’s common stock, one Series A warrant (the “Series A Warrants”) to purchase one share of common stock at an exercise price equal to $6.30 per share, exercisable until the fifth anniversary of the issuance date, and one Series B warrant (the “Series B Warrants,” and together with the Series A Warrants, the “Public Warrants”) to purchase one share of common stock at an exercise price equal to $10.00 per share, exercisable until the fifth anniversary of the issuance date; the exercise price of the Public Warrants are subject to certain adjustment and cashless exercise provisions as described therein. The Company completed the Public Offering pursuant to its registration statement on Form S-1 (File No. 333-255112), originally filed with the Securities and Exchange Commission (the “SEC”) on April 8, 2021 (as amended, the “Original Registration Statement”), that the SEC declared effective on August 2, 2021 and the registration statement on Form S-1 (File No. 333-258404) that was filed and automatically effective on August 4, 2021 (the “S-1MEF,” together with the Original Registration Statement, the “Registration Statement”). The Units were priced at $6.25 per Unit, before underwriting discounts and offering expenses, resulting in gross proceeds of $6,875,000. In August 2021, 2,354,145 shares of the Company’s common stock were issued for gross proceeds of $6,875,000, before placement agent fees and legal fees of $850,429.

In November 2021, the Company received $4,244,452 in gross proceeds from the exercise of warrants issued in the Company’s August 3, 2021, public offering of securities. Investors exercised a total of 673,405 Series A warrants at a price of $6.30 per share and 200 Series B warrants at a price of $10 per share. Pursuant to these exercises, the Company issued an aggregate of 673,605 shares of Common Stock.

In November 2021, the Company entered into consulting agreements with service providers for consulting and advisory services, pursuant to which the Company agreed to pay the service fee amounted $1,478,590 by issuing 316,934 shares of unrestricted common shares, valued at the closing price from $2.31 to $6.3 per share on   the grant date. These shares have been issued during the year ended December 31, 2021.